Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Components of Property and Equipment

Property and equipment consist of the following:

	As of March 31, 2018	As of December 31, 2017
Furniture and office equipment	$1,076,709	$1,076,709
Leasehold improvements	1,994,514	1,994,514
Laboratory equipment	1,431,681	1,426,581

	4,502,904	4,497,804
Less—accumulated depreciation and amortization	(2,279,307)	(2,071,492)

Property and equipment, net	$2,223,597	$2,426,312

Property and equipment consisted of the following:

	As of December 31,
	2017	2016
Furniture and office equipment	$1,076,709	$1,144,741
Leasehold improvements	1,994,514	1,994,514
Laboratory equipment	1,426,581	2,449,645

	4,497,804	5,588,900
Less—accumulated depreciation and amortization	(2,071,492)	(1,761,985)

Property and equipment, net	$2,426,312	$3,826,915